Offerings	Feb. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per shares
Amount Registered | shares	579,538
Maximum Aggregate Offering Price	$ 5.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	579,538
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 5.80
Fee Note MAOP	$ 5.80
Offering Note	See Offering Note 6.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,295,800
Maximum Aggregate Offering Price	$ 103,266,874.00
Amount of Registration Fee	$ 14,261.16
Rule 457(f)	true
Amount of Securities Received | shares	10,295,800
Value of Securities Received, Per Share	10.03
Value of Securities Received	$ 103,266,874.00
Fee Note MAOP	$ 103,266,874.00
Offering Note	Represents the total number of shares of Common Stock of FG Merger II Corp. outstanding as of immediately prior to the closing of the Business Combination. Comprised of (A) 8,000,000 public shares, (B) 2,000,000 Founder Shares, (C) 248,300 shares underlying private units, (D) 40,000 shares underlying underwriter units and (E) 7,500 shares underlying advisor units. Pursuant to Rule 145(a), the completion of the Business Combination is deemed to be an offer or sale of the securities in the combined company to the stockholders of FG Merger II Corp. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) based on the average of the high and low prices for FG Merger II Corp. Common Stock on the Nasdaq Global Market on December 17, 2025 of $10.03.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights
Amount Registered | shares	8,295,800
Maximum Aggregate Offering Price	$ 3,235,362.00
Amount of Registration Fee	$ 446.80
Rule 457(f)	true
Amount of Securities Received | shares	8,295,800
Value of Securities Received, Per Share	0.39
Value of Securities Received	$ 3,235,362.00
Fee Note MAOP	$ 3,235,362.00
Offering Note	Represents the total number of Rights of FG Merger II Corp. outstanding as of immediately prior to the closing of the Business Combination. Comprised of (A) 8,000,000 rights underlying public shares, (B) 248,300 rights underlying private units, (C) 40,000 rights underlying underwriter units and (D) 7,500 rights underlying advisor units. Pursuant to Rule 145(a), the completion of the Business Combination is deemed to be an offer or sale of the securities in the combined company to the securities holders of FG Merger II Corp. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457a) based on the average of the high and low prices for FG Merger II Corp. Rights on the Nasdaq Global Market on December 17, 2025 of $0.39.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	1,000,000
Maximum Aggregate Offering Price	$ 15,000,000.00
Amount of Registration Fee	$ 2,071.50
Rule 457(f)	true
Amount of Securities Received | shares	1,000,000
Value of Securities Received, Per Share	15.00
Value of Securities Received	$ 15,000,000.00
Fee Note MAOP	$ 15,000,000.00
Offering Note	Represents the total number of Warrants of FG Merger II Corp. outstanding as of immediately prior to the closing of the Business Combination. Pursuant to Rule 145(a), the completion of the Business Combination is deemed to be an offer or sale of the securities in the combined company to the securities holders of FG Merger II Corp. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(g) based on the exercise price of the Warrants of $15.00 per Warrant.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	829,580
Maximum Aggregate Offering Price	$ 8,320,687.40
Amount of Registration Fee	$ 1,149.09
Rule 457(f)	true
Amount of Securities Received | shares	829,580
Value of Securities Received, Per Share	10.03
Value of Securities Received	$ 8,320,687.40
Fee Note MAOP	$ 8,320,687.40
Offering Note	Represents the total number of shares of underlying the Rights. Comprised of (A) 800,000 shares converted from the 8,000,000 public rights, (B) 24,830 shares converted from the 248,300 rights underlying private units, (C) 4,000 shares converted from the 40,000 rights underlying underwriter units and (D) 750 shares converted from the 7,500 rights underlying advisor units. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(a)) based on the average of the high and low prices for FG Merger II Corp. Common Stock on the Nasdaq Global Market on December 17, 2025 of $10.03.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	247,910,599
Maximum Aggregate Offering Price	$ 826.37
Amount of Registration Fee	$ 0.11
Rule 457(f)	true
Amount of Securities Received | shares	3,000,000,000
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 826.37
Fee Note MAOP	$ 826.37
Offering Note	Calculated in accordance with Rule 457(f)(2) under the Securities Act. No market currently exists for BOXABL's securities and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price has been calculated as is one-third of the aggregate par value of BOXABL's securities expected to be exchanged in connection with the Business Combination, multiplied by the SEC's fee rate of 0.0001381
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Amount Registered | shares	102,089,401
Maximum Aggregate Offering Price	$ 340.30
Amount of Registration Fee	$ 0.05
Rule 457(f)	true
Amount of Securities Received | shares	1,327,720,000
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 340.30
Fee Note MAOP	$ 340.30
Offering Note	See Offering Note 6.